RULE 497 (e)
                                                033-61122, 033-02460, 033-74092,
                                               333-40309, 333-124048, 333-90737,
                                                           333-53836, 333-112217

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J


                         SUPPLEMENT DATED JUNE 30, 2007
                    TO PROSPECTUS AND STATEMENT OF ADDITIONAL
                          INFORMATION DATED MAY 1, 2007

RYDEX VARIABLE FUNDS NAME CHANGE

         Effective June 30, 2007, the names of the following Rydex Variable Funds will be changed as reflected in the table below.

--------------------------------------------------------------------------------
           CURRENT NAMES                               NEW NAMES
                                                EFFECTIVE JUNE 30, 2007
--------------------------------------------------------------------------------
Dynamic Dow Fund                       Dow 2x Strategy Fund
--------------------------------------------------------------------------------
Dynamic OTC Fund                       OTC 2x Strategy Fund
--------------------------------------------------------------------------------
Dynamic Russell 2000(R) Fund           Russell 2000(R) 2x Strategy Fund
--------------------------------------------------------------------------------
Dynamic S&P 500 Fund                   S&P 500 2x Strategy Fund
--------------------------------------------------------------------------------
Dynamic Strengthening Dollar Fund      Strengthening Dollar 2x Strategy Fund
--------------------------------------------------------------------------------
Dynamic Weakening Dollar Fund          Weakening Dollar 2x Strategy Fund
--------------------------------------------------------------------------------
Europe Advantage Fund                  Europe 1.25x Strategy Fund
--------------------------------------------------------------------------------
Government Long Bond Advantage Fund    Government Long Bond 1.2x Strategy
                                       Fund
--------------------------------------------------------------------------------
Inverse Dynamic Dow Fund               Inverse Dow 2x Strategy Fund
--------------------------------------------------------------------------------
Inverse Government Long Bond Fund      Inverse Government Long Bond Strategy
                                       Fund
--------------------------------------------------------------------------------
Inverse Mid-Cap Fund                   Inverse Mid-Cap Strategy Fund
--------------------------------------------------------------------------------
Inverse OTC Fund                       Inverse OTC Strategy Fund
--------------------------------------------------------------------------------
Inverse Russell 2000(R) Fund           Inverse Russell 2000(R) Strategy Fund
--------------------------------------------------------------------------------
Inverse S&P 500 Fund                   Inverse S&P 500 Strategy Fund
--------------------------------------------------------------------------------
Japan Advantage Fund                   Japan 1.25x Strategy Fund
--------------------------------------------------------------------------------
Mid-Cap Advantage Fund                 Mid-Cap 1.5x Strategy Fund
--------------------------------------------------------------------------------
Russell 2000(R) Advantage Fund         Russell 2000(R) 1.5x Strategy Fund
--------------------------------------------------------------------------------

         Effective June 30, 2007, all references to the current names reflected above, shall be replaced by the new names reflected above.

RYDEX VARIABLE FUNDS INVESTMENT STRATEGY CHANGES

         Effective August 1, 2007, the non-fundamental policy of each Fund listed above (except for the Dynamic OTC, Dynamic Strengthening Dollar, Dynamic Weakening Dollar, and Inverse OTC Funds) and the Commodities Strategy Fund to invest at least 80% of their net assets in a particular investment will be rescinded. Until August 1, 2007, each Fund listed above (except for the Dynamic OTC, Dynamic Strengthening Dollar, Dynamic Weakening Dollar, and Inverse OTC Funds) and the Commodities Strategy Fund will continue to be subject to the non-fundamental investment policy to invest at least 80% of their net assets in a particular investment as set forth in the Funds' current Prospectus and SAI. THE NAME CHANGES AND RESCISSION OF THE FUNDS' NON-FUNDAMENTAL INVESTMENT POLICIES DO NOT IN ANY WAY AFFECT THE INVESTMENT OBJECTIVES OF THE FUNDS, WHICH REMAINS UNCHANGED, OR THE MANNER IN WHICH THE FUNDS SEEK TO MEET THEIR RESPECTIVE INVESTMENT OBJECTIVES.

ALGER CLOSING

         The Board of Trustees of The Alger American Fund has authorized the closing of Alger American Small Capitalization Portfolio (the "Portfolio"). Effective June 1, 2007, the Portfolio's shares will be available for purchase only by contract owners invested in the Portfolio as of that date.

NEW FUND

         Effective July 2, 2007 the following fund will be available in the Monument Advisor Variable Annuity issued from the Jefferson National Life Annuity Account G:

                     Changing Parameters Portfolio

         Appendix A of Jefferson National Life Annuity Account G is hereby amended to include the following Investment Portfolio summary:

CHANGING PARAMETERS PORTFOLIO
The Portfolio's name refers to the investment process used by the adviser, Changing Parameters, LLC (the "Adviser") to select the portfolio investments. The Adviser actively manages the Portfolio by allocating its holdings among equity and fixed income markets or various segments of these markets based on its technical, quantitative and momentum analysis of the changing parameters in the market.

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.